Shareholder Report	6 Months Ended		18 Months Ended
	Jun. 30, 2026 USD ($) $ / shares		Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Roundhill Ball Metaverse ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Ball Metaverse ETF
Class Name	Roundhill Ball Metaverse ETF
Trading Symbol	METV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Ball Metaverse ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/metv/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/metv/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Ball Metaverse ETF	$26	0.53%
[1]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
Net Assets	$ 210,640,292		$ 210,640,292
Holdings Count | $ / shares	41		41
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$210,640,292
Number of Holdings	41
Portfolio Turnover	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
ROBLOX Corp.	9.7%
3iQ Solana Staking ETF	6.9%
Apple, Inc.	6.8%
3iQ Ether Staking ETF	6.2%
NVIDIA Corp.	4.3%
Alphabet, Inc.	4.1%
Meta Platforms, Inc.	3.7%
Microsoft Corp.	3.6%
Unity Software, Inc.	3.6%
Tencent Holdings Ltd.	3.5%

Top Sectors	(%)
Technology	52.0%
Communications	25.2%
Consumer, Cyclical	3.0%
Financial	2.9%
Consumer, Non-cyclical	0.9%
Cash & Other	16.0%

Industry	(%)
Software	27.9%
Internet	22.9%
Semiconductors	17.3%
Computers	6.8%
Diversified Financial Services	2.9%
Media	2.3%
Home Furnishings	1.9%
Toys/Games/Hobbies	1.1%
Commercial Services	0.9%
Cash & Other	16.0%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/metv/
Roundhill Cannabis ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Cannabis ETF
Class Name	Roundhill Cannabis ETF
Trading Symbol	WEED
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Cannabis ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/weed/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/weed/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Cannabis ETF	$6	0.12%
[2]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 9,182,783		$ 9,182,783
Holdings Count | $ / shares	8		8
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$9,182,783
Number of Holdings	8
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
Curaleaf Holdings, Inc.	32.5%
Trulieve Cannabis Corp.	31.9%
Green Thumb Industries, Inc.	24.6%
First American Government Obligations Fund	7.5%
Verano Holdings Corp.	6.7%
Cresco Labs, Inc.	4.4%
United States Treasury Bill*	65.3%

Top Sectors	(%)
Consumer, Non-cyclical	100.1%
Cash & Other	73.8%

Industry	(%)
Pharmaceuticals	100.1%
Cash & Other	73.8%
[3]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/weed/
Roundhill Magnificent Seven ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Magnificent Seven ETF
Class Name	Roundhill Magnificent Seven ETF
Trading Symbol	MAGS
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Magnificent Seven ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/mags/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/mags/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Magnificent Seven ETF	$14	0.29%
[4]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
Net Assets	$ 3,699,297,960		$ 3,699,297,960
Holdings Count | $ / shares	24		24
Investment Company Portfolio Turnover			8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$3,699,297,960
Number of Holdings	24
Portfolio Turnover	8%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
Apple, Inc.	14.3%
Meta Platforms, Inc.	14.3%
Microsoft Corp.	14.3%
NVIDIA Corp.	14.3%
Alphabet, Inc.	14.2%
Amazon.com, Inc.	14.2%
Tesla, Inc.	14.1%
First American Government Obligations Fund	9.2%
Roundhill Ultra Short Duration No Dividend Target ETF	6.7%
United States Treasury Bill*	54.0%

Top Sectors	(%)
Technology	11.6%
Communications	9.4%
Consumer, Cyclical	3.4%
Cash & Other	75.6%

Industry	(%)
Internet	9.4%
Software	4.7%
Computers	3.5%
Auto Manufacturers	3.4%
Semiconductors	3.4%
Cash & Other	75.6%
[5]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/mags/
Roundhill Sports Betting & iGaming ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Sports Betting & iGaming ETF
Class Name	Roundhill Sports Betting & iGaming ETF
Trading Symbol	BETZ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Sports Betting & iGaming ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/betz/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/betz/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Sports Betting & iGaming ETF	$35	0.75%
[6]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.75%
Net Assets	$ 52,619,237		$ 52,619,237
Holdings Count | $ / shares	25		25
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$52,619,237
Number of Holdings	25
Portfolio Turnover	29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
Flutter Entertainment PLC	7.5%
Allwyn AG	6.7%
DraftKings, Inc.	6.6%
Evolution AB	6.6%
Rush Street Interactive, Inc.	5.8%
Super Group SGHC Ltd.	5.5%
Lottomatica Group SpA	5.3%
Sportradar Group AG	5.0%
Entain PLC	5.0%
Light & Wonder, Inc.	4.7%

Top Ten Countries	(%)
United States	33.0%
Switzerland	11.7%
Sweden	9.9%
United Kingdom	8.6%
Guernsey	5.5%
Italy	5.3%
Australia	5.2%
France	4.7%
Greece	4.0%
Cash & Other	12.1%

Top Sectors	(%)
Consumer, Cyclical	91.4%
Communications	4.6%
Technology	3.6%
Cash & Other	0.4%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/betz/
Roundhill Video Games ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Video Games ETF
Class Name	Roundhill Video Games ETF
Trading Symbol	NERD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Video Games ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/nerd/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/nerd/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Video Games ETF	$23	0.50%
[7]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.50%
Net Assets	$ 14,083,421		$ 14,083,421
Holdings Count | $ / shares	41		41
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$14,083,421
Number of Holdings	41
Portfolio Turnover	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
NetEase, Inc.	12.3%
Electronic Arts, Inc.	8.8%
Nintendo Co. Ltd.	8.7%
Take-Two Interactive Software, Inc.	8.3%
ROBLOX Corp.	7.6%
Bandai Namco Holdings, Inc.	4.3%
Konami Group Corp.	4.2%
Unity Software, Inc.	4.0%
Nexon Co. Ltd.	3.3%
Mount Vernon Liquid Assets Portfolio, LLC*	12.0%

Top Ten Countries	(%)
United States	40.6%
Japan	32.0%
China	17.5%
South Korea	10.0%
Sweden	3.8%
Taiwan	2.6%
Poland	2.4%
Israel	1.0%
France	0.8%
Cash & Other	-10.7%

Top Sectors	(%)
Technology	83.1%
Consumer, Cyclical	12.9%
Communications	3.7%
Cash & Other	0.3%
[8]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/nerd/

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Held for cash and collateral management purposes.

[4]
*	Annualized

[5]
*	Held for cash and collateral management purposes.

[6]
*	Annualized

[7]
*	Annualized

[8]
*	Investment purchased with proceeds from securities lending.